Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Short-term Debt [Abstract]
Short-term debt, interest rate (percentage)	0.20%	0.32%
Short-term debt	$ 164.5	$ 262.7